Derivative Financial Instruments - Effects of Derivative Instruments on Consolidated Financial Statements (Detail) - Derivatives Designated as Hedges [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments Gain Loss [Line Items]
Amount of gain (loss) recognized in other comprehensive income (loss)	$ 4,004	$ (57,459)	$ (65,503)
Cost of operations [Member]
Derivative Instruments Gain Loss [Line Items]
Reclassified from AOCI	34,556	76,034	26,418
Gain (loss) on foreign currency, net [Member]
Derivative Instruments Gain Loss [Line Items]
Ineffective portion and amount excluded from effectiveness testing gain (loss) recognized	$ (1,461)	$ 6,238	$ 6,910